Average Annual Total Returns - Invesco Limited Term Municipal Income	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A2 InceptionDate	Class A2 1Year	Class A2 5Years	Class A2 10Years	Class A2 Return After Taxes on Distributions 1Year	Class A2 Return After Taxes on Distributions 5Years	Class A2 Return After Taxes on Distributions 10Years	Class A2 Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A2 Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A2 Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years		Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P Municipal Bond Investment Grade Short Intermediate Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Municipal Bond Investment Grade Short Intermediate Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Municipal Bond Investment Grade Short Intermediate Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Short-Intermediate Municipal Debt Funds Index 1Year	Lipper Short-Intermediate Municipal Debt Funds Index 5Years	Lipper Short-Intermediate Municipal Debt Funds Index 10Years
Total	Oct. 31, 2002	0.81%	1.54%	2.62%	May 11, 1987	2.64%	2.09%	3.04%	2.64%	2.09%	3.04%	2.42%	2.10%	2.97%	Jun. 28, 2013	1.70%	1.28%	2.10%	[1]	Oct. 03, 2008	3.73%	2.30%	3.14%	Jul. 30, 2004	3.78%	2.33%	3.15%	Apr. 04, 2017	3.71%	2.30%	[2]	3.00%	[2]	4.95%	3.83%	4.66%	3.59%	2.46%		3.74%	2.32%	2.37%

[1]	Performance shown prior to the inception date is that of the Fund's Class A2 shares at net asset value and restated to reflect the 12b-1 fees applicable to that class.
[2]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.